WESTERN ASSET FUNDS, INC.
                 Western Asset Government Money Market Portfolio
                      Western Asset Money Market Portfolio
                      Western Asset Intermediate Portfolio
                    Western Asset Intermediate Plus Portfolio
                          Western Asset Core Portfolio
                        Western Asset Core Plus Portfolio
                 Western Asset Inflation Indexed Bond Portfolio
                       Western Asset High Yield Portfolio
                  Western Asset Non-U.S. Fixed Income Portfolio
                 Western Asset Global Strategic Income Portfolio
                     Western Asset Enhanced Equity Portfolio

           Supplement to the Institutional and Financial Intermediary
                      Class Prospectus dated August 1, 2001


The following paragraph shall be added as the second paragraph under the heading "Initial Investment" on Page 22 of the Prospectus:

In addition, investors also may purchase Institutional and Financial Intermediary Class shares through banks, brokers, dealers, insurance companies and other financial intermediaries that offer their clients the ability to purchase shares through investment programs such as (i) fee-based advisory programs, (ii) employee benefit plans like 401(k) retirement plans, and (iii) mutual fund supermarkets. Shareholders of the Institutional and Financial Intermediary Class should contact their financial intermediary for information regarding the financial intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums and any fees associated with the purchase and redemption of shares. This Prospectus should be read by customers of the financial intermediaries in connection with any such information received from the financial intermediaries. Any fees, charges, or requirements imposed by financial intermediaries will be in addition to the fees and requirements of this Prospectus.


                   This supplement is dated November 16, 2001.